OPERATING LEASES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessor, Lease, Description [Line Items]
Vessels leased to third parties, cost	$ 196,000	$ 196,000
Vessels leased to third parties, accumulated depreciation	152,300	72,800
Operating lease, ROU asset	5,653	10,293
Operating lease, liability, payments, due	$ 5,148	$ 7,900
Weighted average remaining lease term	4 years 9 months 18 days	5 years
Weighted average discount rate, percent	5.50%	5.50%
Total operating revenues	$ 267,740	$ 260,273	$ 261,388
Administrative (income)/expenses	38,100	35,311	34,376
Contract assets	21,297	21,778
Sub-lease agreement
Lessor, Lease, Description [Line Items]
Administrative (income)/expenses	4
Sub-lease agreement | Minimum
Lessor, Lease, Description [Line Items]
Contract assets	100
Vessel management fees and other revenues
Lessor, Lease, Description [Line Items]
Total operating revenues	44,085	$ 27,777	$ 20,695
Vessel management fees and other revenues | Sub-lease agreement
Lessor, Lease, Description [Line Items]
Total operating revenues	$ 400